Accounts receivable - Additional information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Product Information [Line Items]
Accounts receivable	$ 13,802,588	$ 10,758,119
Allowance for doubtful accounts	445,485	$ 194,118
Accounts receivable
Product Information [Line Items]
Accounts receivable	$ 7,362,650
Customer concentration risk | Accounts receivable | Customer
Product Information [Line Items]
Percentage of accounts receivable	53.00%